Boston 1784 Institutional Money Market Funds

                        [BOSTON 1784 FUNDS LOGO OMITTED]

                       Semi-Annual Report to Shareholders
                                November 30, 1998

TABLE OF CONTENTS
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LETTER TO SHAREHOLDERS                                                      1
INVESTMENT ADVISER'S REPORT                                                 2
FINANCIAL STATEMENTS                                                        4
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     BOSTON 1784 FUNDS:
     [bullet]  ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY;

     [bullet]  ARE NOT GUARANTEED BY BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES;

     [bullet] ARE NOT DEPOSITS OR OBLIGATIONS OF BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES;

     [bullet] INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
              AMOUNT INVESTED.

     BANKBOSTON, N.A. SERVES AS INVESTMENT ADVISER AND SHAREHOLDER SERVICING AGENT FOR BOSTON 1784 FUNDS. BOSTON 1784 FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., A PARTY INDEPENDENT OF BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES. INVESTMENT COUNSELORS ARE REGISTERED REPRESENTATIVES OF BANKBOSTON INVESTOR SERVICES, INC. (MEMBER NASD/SIPC), A WHOLLY-OWNED SUBSIDIARY OF BANKBOSTON, N.A.

     AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.
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
                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
LETTER TO SHAREHOLDERS
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[Photo omitted]
[Catherine N. Thornton, Director]
[Photo omitted]
[Robert Nesher, President]


We are pleased to provide you with this semi-annual report for Boston 1784 Institutional Money Market Funds.

BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND continued to perform well during the six month period ended November 30, 1998. For the twelve months ended November 30, 1998, the Fund's total return of 5.26% ranked it in the top quartile (26 out of 119 funds) in the Lipper Institutional U.S. Treasury Money Market Funds Average. As of November 30, 1998, the Fund's assets totaled $4.3 billion.

During the period, the Fund consistently earned a `AAAm' rating from Standard & Poor's. This rating is based on an analysis of the Fund's credit quality, market price exposure and management. The rating signifies excellent safety of invested principal and a superior capacity to maintain a $1 per share net asset value at all times, limiting your exposure to loss. This is accomplished through conservative investment practices and strict internal controls.

BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND completed its first full year of operations on November 5, 1998. Total return for the twelve months ended November 30, 1998 was 5.44%. Total assets as of November 30, 1998 were $491 million.

Please remember that a Fund's performance in the past is not necessarily an indication of how the Fund will do in the future.

As you will read in the Investment Adviser's Report, money market investors may see yields decline in the coming months as the Federal Reserve Board reacts to a slowing U.S. economy. While the Funds will strive to maximize the productivity of your investment, it will not compromise credit standards or stability to do so.

Thank you for selecting Boston 1784 Funds to manage your cash reserves. Please contact your Investment Counselor or call 1-800-BKB-1784, Monday through Friday from 8:00 a.m. to 6:00 p.m. (Eastern time), with any questions you may have about your account.

                              Sincerely,

                              /S/ROBERT NESHER     /S/CATHERINE N. THORNTON
                              ROBERT NESHER        CATHERINE N. THORNTON
                              PRESIDENT            DIRECTOR, INVESTMENT SERVICES
                              BOSTON 1784 FUNDS    BANKBOSTON, N.A.

INVESTMENT ADVISER'S REPORT
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[PHOTO OMITTED]
EDWARD G. RILEY, JR.
CHIEF INVESTMENT OFFICER

Several words come to mind when describing the past six months. "Volatile" certainly describes the stock market. The downs and ups in the stock market since August have been startling in their suddenness and scope, leaving many investors to wonder just how to plan in the face of such unpredictability. In contrast, however, money market investors have seen interest rates (and portfolio yields) drift downward.
   The swings in the stock market took place against a mixed economic backdrop. On the consumer side, we've seen confidence bounce back from a dip in September. Few signs are more telling, and perhaps more alarming, than the incredible growth of consumer credit in October. The reasons for this psychological upswing are clear. According to the most recent government statistics, wages and salaries are on the rise, up some 4% over last year. At the same time, unemployment remains low, and consumers seem unperturbed by the rounds of layoffs announced by some large companies.
   In contrast, the manufacturing sector of the economy is slipping into the doldrums. Imports from cash-starved, currency-weakened Asian countries continue to depress sales. Worldwide overcapacity in a number of industries has led to a slowdown in capital spending. With wages and salaries rising and sales weakening, many manufacturers are feeling a real squeeze on profits, as indicated by the number of companies missing their earnings estimates and pre-announcing earnings shortfalls.
   The international situation remains uncertain. At long last, Japan appears to be taking serious steps to address its economic woes. Even so, consumer and investor confidence in that country remains depressed, which was only exacerbated by recent government seizures of insolvent financial institutions. In Hong Kong, the recession continues. Latin American economies and markets, particularly Brazil, still suffer from Asian-induced instability. Europe shows signs of a slowdown, with declining retail sales in the United Kingdom and declining business confidence in Italy, Belgium and the Netherlands.

[GRAPH OMITTED]
[FEDERAL FUNDS RATE
NOVEMBER 1995-NOVEMBER 1998]

Plot points are as follows:
         5.80
         5.24
         5.31
         5.50
         5.50
         4.75

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                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
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MONEY MARKET REVIEW
   One possible result of global overcapacity and economic weakness is deflation--a worry about which investors and, to some extent, the Federal
Reserve Board are unaccustomed. To counter this trend and the growing trend toward tighter business credit on the part of commercial banks, the Federal Reserve Board reduced its target interest rate on Federal Funds by 0.75% since June 1, 1998 to 4.75% on November 30, 1998. The Federal Reserve Board's uncertainty was reflected in the tentativeness of rate reductions, with a 0.25% drop in September, followed by a second 0.25% reduction a month later.
   By reducing U.S. interest rates, the Federal Reserve Board signaled its concern regarding deflation to other central banks, which promptly followed with reductions of their own. The result has been a total of 51 interest rate cuts by various central banks since October 1. These interest rate cuts are unleashing tremendous liquidity in their respective economies and in the financial markets.
   Given economic uncertainty and the threat of deflation, further interest rate reductions are likely in 1999, although they may not be immediate. In reducing rates, however, the Federal Reserve Board must perform a balancing act. It must provide enough liquidity to boost economic activity, but not so much that funds flow into financial assets instead, resulting in even greater asset inflation. Moreover, the Federal Reserve Board must reduce rates sufficiently to allow other central banks room for reductions without disrupting foreign exchange rates. That said, we expect a reduction of 0.75% to 1% during the next 12 months.



/S/Edward G. Riley, Jr.
Edward G.Riley, Jr.
Chief Investment Officer
BankBoston, N.A.

AS OF NOVEMBER 30, 1998

STATEMENT OF NET ASSETS (UNAUDITED)
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BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
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DESCRIPTION                     PAR (000)  VALUE (000)
------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 33.6%
   Fannie Mae
       5.360%, 02/19/99            $15,000   $  15,005
       5.650%, 05/26/99             10,000      10,037
   Fannie Mae MTN
       6.450%, 07/01/99             15,000      15,115
   Federal Home Loan Bank
       5.835%, 12/17/98             21,150      21,149
       5.010%, 10/06/99             14,360      14,360
       5.070%, 10/08/99              7,110       7,110
       5.060%, 10/14/99             24,150      24,150
       5.000%, 10/27/99             64,500      64,500
       5.030%, 10/29/99             25,000      25,000
       5.090%, 11/05/99             11,925      11,923
       5.250%, 11/24/99             27,000      27,000
   Federal Home Loan Bank (A)
       4.827%, 01/20/99             60,000      59,603
       5.033%, 02/26/99             45,000      44,460
   Federal Home Loan Bank (B)
       4.910%, 02/26/99             24,700      24,676
       4.995%, 03/26/99             27,000      26,996
       5.103%, 09/08/99             45,000      44,983
   Federal Home Loan Mortgage
       5.020%, 11/05/99             20,000      20,000
       5.200%, 11/24/99             10,680      10,680
   Federal Home Loan Mortgage (A)
       5.151%, 12/01/98             95,000      95,000
       5.504%, 12/04/98              8,800       8,796
       5.274%, 12/17/98             22,190      22,139
       4.803%, 01/11/99             45,000      44,757
       5.090%, 01/14/99             30,000      29,816
       5.109%, 02/10/99             45,000      44,553
       4.997%, 02/17/99             12,500      12,367
       5.033%, 02/25/99             10,000       9,881
       5.153%, 02/25/99             50,000      49,393
       5.159%, 02/26/99             60,000      59,263
       4.966%, 03/12/99             35,000      34,520
       4.935%, 03/26/99             21,506      21,173
       5.095%, 03/26/99             25,000      24,601
   Federal National Mortgage
      Association
       5.560%, 12/15/98             30,000      30,000
       5.380%, 02/12/99             25,000      25,008

------------------------------------------------------------------------------
DESCRIPTION                     PAR (000)  VALUE (000)
------------------------------------------------------------------------------
   Federal National Mortgage
      Association (A)
       5.350%, 12/14/98           $  2,000    $  2,000
       5.352%, 12/23/98             25,000      24,919
       5.498%, 12/30/98             33,395      33,253
       5.117%, 01/07/99             72,000      71,626
       5.116%, 01/08/99             66,000      65,648
       5.127%, 01/08/99             25,000      24,866
   Federal National Mortgage
      Association (B)
       4.740%, 05/25/99              6,500       6,497
   Federal National Mortgage
      Association, MTN
       5.650%, 04/09/99             30,000      30,004
       5.650%, 05/07/99             14,700      14,707
   Federal National Mortgage
      Association, MTN (B)
       4.950%, 03/03/99             25,000      24,999
   Private Export Funding Agency,
      Series 144A (B)
       4.840%, 02/28/99             19,024      18,989
   Student Loan Marketing
      Association
       5.510%, 09/16/99             47,000      47,000
   Student Loan Marketing
      Association (B)
       4.770%, 02/08/99             20,675      20,674
       4.760%, 02/22/99             58,900      58,893
       5.160%, 03/18/99             15,000      15,000
                                             ---------
TOTAL U.S. GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $1,437,089)                         1,437,089
                                             ---------

U.S. TREASURY OBLIGATIONS -- 16.1%
   U.S. Treasury Bills (A)
       4.519%, 01/21/99             45,000      44,714
       4.535%, 01/21/99             50,000      49,682
       4.551%, 01/21/99             67,000      66,571
       5.055%, 03/04/99             45,000      44,412
       4.499%, 04/22/99             25,000      24,564
       4.390%, 07/22/99             45,000      43,721

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
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------------------------------------------------------------------------------
DESCRIPTION                     PAR (000)  VALUE (000)
------------------------------------------------------------------------------
   U.S. Treasury Notes
       5.875%, 01/31/99         $   90,000   $  90,066
       6.250%, 03/31/99            111,500     111,791
       6.375%, 04/30/99             45,000      45,169
       6.500%, 04/30/99             45,000      45,322
       6.000%, 06/30/99             45,000      45,391
       5.875%, 07/31/99             45,000      45,262
       6.875%, 08/31/99             30,000      30,466
                                             ---------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $687,131)                             687,131
                                             ---------

REPURCHASE AGREEMENTS -- 50.1%
   Dean Witter
      5.13%, dated 11/30/98, matures
      12/01/98, repurchase price
      $33,516,201 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $34,181,730) (C)              33,511      33,511
   First Boston
      5.10%, dated 11/30/98, matures
      12/01/98, repurchase price
      $12,001,700 (collateralized by
      U.S. Treasury Notes: total market
      value $12,241,981) (C)       138,000     138,000
   Goldman Sachs
      5.20%, dated 11/30/98, matures
      12/01/98, repurchase price
      $573,197,831 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $584,577,492) (C)            573,115     573,115
   Greenwich Capital
      5.25%, dated 11/30/98, matures
      12/01/98, repurchase price
      $260,394,961 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $265,564,265) (C)            260,357     260,357

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DESCRIPTION                     PAR (000)  VALUE (000)
------------------------------------------------------------------------------
   J.P. Morgan
      5.20%, dated 11/30/98, matures
      12/01/98, repurchase price
      $450,065,000 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $459,000,149) (C)           $450,000  $  450,000
   Prudential Securities
      5.25%, dated 11/30/98, matures
      12/01/98, repurchase price
      $685,099,896 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $698,700,787) (C)            685,000     685,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,139,983)                         2,139,983
                                            ----------
TOTAL INVESTMENTS -- 99.8%
   (Cost $4,264,203)                         4,264,203
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET-- 0.2%                                    8,008
                                             ---------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 4,271,980,407
   outstanding shares
   of beneficial interest                    4,271,980
Undistributed net investment income                115
Accumulated net realized gain
   on investments                                  116
                                            ----------
TOTAL NET ASSETS -- 100.0%                  $4,272,211
                                            ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $1.00
                                            ==========

(A) The rate reported on the Statement of Net Assets is the effective yield as of November 30, 1998.
(B) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1998.
    The date shown is the next scheduled reset date.
(C) Tri-Party Repurchase Agreement
MTN--Medium Term Note

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1998

STATEMENT OF NET ASSETS (UNAUDITED)
------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

------------------------------------------------------------------------------
DESCRIPTION                     PAR (000)  VALUE (000)
------------------------------------------------------------------------------
COMMERCIAL PAPER -- 68.6%
  BANKS -- 4.3%
   Bank of America (A)
       5.131%, 01/28/99            $11,000     $10,910
   Bank of New York (A)
       5.350%, 01/12/99             10,000       9,938
                                               -------
                                                20,848
                                               -------
  ENTERTAINMENT -- 2.0%
   Walt Disney (A)
       5.032%, 03/02/99             10,000       9,873
                                               -------
  FINANCIAL SERVICES -- 47.5%
   Allomon Funding  (A)
       5.348%, 12/08/98              3,546       3,542
   Alpine Securitization (A)
       5.265%, 01/15/99              2,789       2,771
       5.328%, 01/15/99              5,000       4,967
       5.358%, 01/21/99              5,728       5,685
   Barton Capital  (A)
       5.374%, 01/15/99              5,000       4,967
       5.406%, 02/05/99              5,000       4,951
       5.074%, 04/09/99              2,174       2,135
   Caterpillar (A)
       5.134%, 01/06/99              9,300       9,253
   Certain Funding (A)
       5.017%, 12/14/98              4,110       4,103
       5.320%, 02/16/99             10,200      10,085
   Concord Minuteman Capital (A)
       5.335%, 01/13/99              5,000       4,969
       5.446%, 03/16/99             10,000       9,844
   Corporate Receivables (A)
       5.533%, 01/08/99              5,000       4,971
       5.424%, 02/05/99              5,000       4,951
   Falcon Asset Securitization (A)
       5.022%, 12/21/98             10,000       9,972
   Fountain Square Funding (A)
       5.019%, 12/16/98              5,691       5,679
       5.020%, 12/17/98              5,000       4,989
   General Electric Capital (A)
       5.193%, 12/04/98             10,000       9,996
       4.941%, 12/09/98              5,000       4,995
   General Motors Acceptance (A)
       5.132%, 01/29/99             10,000       9,917

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DESCRIPTION                     PAR (000)  VALUE (000)
------------------------------------------------------------------------------
   Greenwich Funding
      Corporation (A)
       5.235%, 02/12/99          $   2,193    $  2,170
       5.334%, 02/25/99              5,000       4,937
   IBM Credit (A)
       4.759%, 12/04/98              3,000       2,999
       5.344%, 01/07/99              8,000       7,956
   Lexington Parker (A)
       5.495%, 01/13/99             10,000       9,935
       5.481%, 01/19/99              5,000       4,963
   Market Street Funding (A)
       5.302%, 12/11/98              3,000       2,996
       5.579%, 01/14/99              5,000       4,966
   Monte Rosa Capital (A)
       5.369%, 01/04/99              6,893       6,859
       5.381%, 01/12/99              5,000       4,969
       5.481%, 02/12/99              3,000       2,967
   Norwest (A)
       5.120%, 01/22/99             10,000       9,927
   Prudential Funding (A)
       5.085%, 12/10/98             10,000       9,987
   Sigma Financial (A)
       5.264%, 12/11/98             10,000       9,986
       5.103%, 04/15/99              5,000       4,907
   Triple A One Funding (A)
       5.270%, 12/09/98              7,080       7,072
   Wood Street Funding (A)
       5.420%, 01/29/99              5,000       4,956
       5.520%, 01/29/99              8,000       7,929
                                              --------
                                               233,223
                                              --------
  FOOD, BEVERAGE & TOBACCO -- 3.7%
   Pepsico (A)
       5.161%, 12/02/98             10,000       9,999
       4.758%, 12/03/98              8,000       7,998
                                              --------
                                                17,997
                                              --------
HOUSING -- 2.0%
   Virginia State Housing
      Development Authority
       5.050%, 05/19/99             10,000      10,000
                                               -------
INSURANCE -- 4.0%
   AIG Funding (A)
       4.779%, 12/04/98              4,800       4,798

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
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DESCRIPTION                     PAR (000)  VALUE (000)
------------------------------------------------------------------------------
  INSURANCE (CONTINUED)
   USAA Capital Corporation (A)
       4.939%, 12/16/98           $  5,000    $  4,990
       5.251%, 01/11/99             10,000       9,941
                                              --------
                                                19,729
                                              --------
  TAXABLE MUNICIPALS -- 4.4%
   DeKalb County, Georgia,
      Emory University
       5.600%, 12/09/98              2,505       2,505
       5.250%, 02/11/99              3,000       3,000
   Minnesota State City
      of Saint Paul
       5.720%, 12/17/98              2,500       2,500
   New York City, New York, FGIC
       5.600%, 12/09/98              2,600       2,600
       5.250%, 01/14/99              2,500       2,500
       5.260%, 02/03/99              3,035       3,035
       5.260%, 02/08/99              2,100       2,100
       5.250%, 02/11/99              3,335       3,335
                                              --------
                                                21,575
                                              --------
  UTILITIES -- 0.7%
   Lower Colorado
      River Authority (A)
       5.580%, 12/09/98              3,500       3,500
                                              --------
TOTAL COMMERCIAL PAPER
   (Cost $336,745)                             336,745
                                              --------

CORPORATE BONDS -- 12.1%
   Advocare (B)
       5.040%, 12/02/98              4,000       4,000
   Associates Corporation
       7.500%, 05/15/99              4,000       4,030
   Associates Corporation, MTN
       5.560%, 12/17/98              1,000       1,000
   Bank One Wisconsin
       5.740%, 05/11/99              1,000       1,000
   Bear Stearns
       7.625%, 09/15/99              1,075       1,092
   Bowie Assisted Living,
      Series 1997, LOC (B) (C)
       5.450%, 12/02/98              6,200       6,200

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DESCRIPTION                     PAR (000)  VALUE (000)
------------------------------------------------------------------------------
   Chase Manhattan Bank
       5.875%, 08/04/99           $  3,440    $  3,449
       7.750%, 11/01/99              5,300       5,438
   Chrysler
       5.625%, 01/15/99              1,450       1,450
   Chrysler Financial, MTN
       5.740%, 01/11/99              4,000       4,001
       6.160%, 07/28/99              1,385       1,395
   Deutsche Bank Financial, MTN
       9.280%, 05/31/99              4,000       4,078
   Ford Motor Credit
       7.250%, 05/15/99              1,583       1,592
       7.250%, 05/15/99              1,000       1,008
   Ford Motor Credit, MTN
       7.900%, 05/17/99              5,000       5,047
   General Electric
      Capital Corporation
       8.100%, 01/26/99              1,500       1,506
   General Motors Acceptance
       7.750%, 01/15/99                495         496
   IBM Credit
       5.680%, 05/07/99              1,000         999
   Manufacturers Hanover
       8.500%, 02/15/99              1,170       1,177
   Merrill Lynch
       5.500%, 02/16/99              3,400       3,396
   Norwest Financial
       6.250%, 04/15/99              2,000       2,004
       7.625%, 10/15/99              1,000       1,022
   Service Graphics  (B)
       5.350%, 12/02/98              1,100       1,100
   Uno, LOC (B)
       5.350%, 12/02/98              3,100       3,100
                                              --------
TOTAL CORPORATE BONDS
   (Cost $59,580)                               59,580
                                              --------

TAXABLE MUNICIPAL BONDS -- 4.6%
   Barton Healthcare (B)
       5.350%, 12/02/98                700         700
   Catholic Health Initiatives (B)
       5.400%, 12/02/98              5,000       5,000

AS OF NOVEMBER 30, 1998

STATEMENT OF NET ASSETS (UNAUDITED)
------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND (CONCLUDED)
------------------------------------------------------------------------------
DESCRIPTION                     PAR (000)  VALUE (000)
------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS (CONTINUED)
   Health Midwest Venture (B)
       5.350%, 12/02/98            $ 2,000     $ 2,000
   Illinois State Student
      Assistance RB, LOC (B)
       5.270%, 12/02/98              5,000       5,000
   Los Angeles, California,
      Community Redevelopment
      Agency RB, FSA (B)
       5.350%, 12/02/98              2,500       2,500
   Maryland State Health &
      Higher Education
      Facilities RB, Series B, LOC (B)
       5.350%, 12/02/98              3,000       3,000
   New Hampshire State (B)
       5.100%, 12/02/98              2,000       2,000
   Olathe, Kansas,
      Industrial RB, LOC (B)
       5.400%, 12/03/98              2,200       2,200
                                               -------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $22,400)                               22,400
                                               -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.2%
   Federal Farm Credit Bank
       5.480%, 12/01/98              5,000       5,000
   Federal Home Loan Bank
       5.000%, 10/27/99             15,000      15,000
       5.250%, 11/12/99             10,000      10,000
   Federal Home Loan Bank (B)
       4.910%, 12/01/98             15,000      14,985
   Federal Home Loan
      Mortgage Corporation
       5.200%, 11/24/99              5,000       5,000
   Federal National Mortgage
      Association MTN
       5.490%, 08/03/99             10,000      10,037
                                               -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $60,022)                               60,022
                                               -------
CERTIFICATES OF DEPOSIT -- 2.3%
   Bayerische Landesbank Yankee
       5.720%, 05/06/99              5,000       4,999
   Societe Generale
       5.765%, 04/19/99              6,000       6,000
                                               -------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $10,999)                               10,999
                                               -------

------------------------------------------------------------------------------
DESCRIPTION                     PAR (000)  VALUE (000)
------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.3%
   Goldman Sachs
      5.20%, dated 11/30/98, matures
      12/01/98, repurchase price
      $1,521,545 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $1,551,752) (D)               $1,521    $  1,521
                                              --------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,521)                                 1,521
                                              --------
TOTAL INVESTMENTS -- 100.1%
   (Cost $491,267)                             491,267
                                              --------
OTHER ASSETS AND LIABILITIES,
   Net-- (0.1%)                                   (346)
                                              --------
NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 490,926,164
   outstanding shares of beneficial interest   490,926
Accumulated net realized loss
   on investments                                   (5)
                                              --------
TOTAL NET ASSETS-- 100.0%                     $490,921
                                              ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $1.00
                                              ========

(A) The rate reported on the Statement of Net Assets is the effective yield as of November 30, 1998.
(B) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1998. The date shown is the next scheduled reset date.
(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions normally exempt from registration to qualified institutional buyers.
(D) Tri-Party Repurchase Agreement

LOC--Securities are held in connection with a letter of
     credit issued by a major commercial bank or other financial institution.
MTN--Medium Term Note
RB--Revenue Bond
TECP--Tax Exempt Commercial Paper The following organizations have provided underlying credit support for the securities as set forth in the Statement of Net Assets.
FGIC--Financial Guaranty Insurance Corporation
FSA--Financial Security Assurance

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS (000) (UNAUDITED)
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED NOVEMBER 30, 1998

                                                                                BOSTON              BOSTON
                                                                          1784 INSTITUTIONAL  1784 INSTITUTIONAL
                                                                             U.S. TREASURY        PRIME MONEY
                                                                           MONEY MARKET FUND      MARKET FUND
                                                                          ===================  ================
INTEREST INCOME:                                                                $109,849             $10,968
                                                                               ---------            --------
EXPENSES:
  INVESTMENT ADVISORY FEES                                                         4,099                 398
  LESS: WAIVER OF INVESTMENT ADVISORY FEES                                           --                 (100)
  ADMINISTRATOR FEES                                                               1,379                 134
  REGISTRATION FEES                                                                  222                  48
  TRANSFER AGENT FEES & EXPENSES                                                     194                  27
  PROFESSIONAL FEES                                                                  209                  18
  PRINTING                                                                           119                  11
  CUSTODIAN FEES                                                                     116                  23
  AMORTIZATION OF DEFERRED ORGANIZATIONAL COSTS                                      --                   28
  TRUSTEE FEES                                                                        47                   4
  OTHER EXPENSES                                                                      75                   6
                                                                                --------            --------
      TOTAL EXPENSES, NET OF WAIVERS                                               6,460                 597
                                                                                --------            --------
NET INVESTMENT INCOME                                                            103,389              10,371
                                                                                --------            --------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS                                              40                  (5)
                                                                                --------            --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $103,429             $10,366
                                                                                ========            ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
-------------------------------------------------------------------------------
FOR THE PERIOD ENDED NOVEMBER 30, 1998 (UNAUDITED) AND THE PERIOD ENDED MAY 31, 1998

                                                                   BOSTON                        BOSTON
                                                             1784 INSTITUTIONAL            1784 INSTITUTIONAL
                                                                U.S. TREASURY                  PRIME MONEY
                                                              MONEY MARKET FUND                MARKET FUND
                                                         =========================      =========================
                                                           6/1/98         6/1/97          6/1/98         11/5/97
                                                             to             to              to             to
                                                          11/30/98        5/31/98        11/30/98      5/31/98 (1)
                                                        ------------   -----------      ----------    ------------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME                                 $   103,389    $   169,367      $  10,371     $     6,095
  NET REALIZED GAIN (LOSS) ON INVESTMENTS                        40             95             (5)             --
                                                        ------------   -----------      ----------    ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      103,429        169,462         10,366           6,095
                                                        ------------   -----------      ----------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  NET INVESTMENT INCOME                                    (103,389)      (169,365)       (10,371)         (6,095)
  REALIZED CAPITAL GAINS                                         --             --             --              --
                                                        ------------   -----------      ----------    ------------
      TOTAL DISTRIBUTIONS                                  (103,389)      (169,365)       (10,371)         (6,095)
                                                        ------------   -----------      ----------    ------------
SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES ISSUED                             6,997,263     14,628,533      1,650,045       1,438,198
  REINVESTMENT OF CASH DISTRIBUTIONS                         31,997         67,225          6,777           5,560
  COST OF SHARES REDEEMED                                (7,042,890)   (13,001,541)    (1,468,234)     (1,141,420)
                                                        ------------   -----------      ----------    ------------
    INCREASE (DECREASE) IN NET ASSETS
       FROM SHARE TRANSACTIONS                              (13,630)     1,694,217        188,588         302,338
                                                        ------------   -----------      ----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (13,590)     1,694,314        188,583         302,338
                                                        ============   ===========      ==========    ============
NET ASSETS:
  BEGINNING OF PERIOD                                     4,285,801      2,591,487        302,338              --
                                                        ------------   -----------      ----------    ------------


NET ASSETS:
  END OF PERIOD                                          $4,272,211     $4,285,801      $ 490,921     $   302,338
                                                        ============   ===========      ==========    ============
CAPITAL SHARE TRANSACTIONS:
  SHARES ISSUED                                           6,997,263     14,628,533      1,650,045       1,438,198
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS                31,997         67,225          6,777           5,560
  SHARES REDEEMED                                        (7,042,890)   (13,001,541)    (1,468,234)     (1,141,420)
                                                        ------------   -----------      ----------    ------------
NET INCREASE (DECREASE) IN CAPITAL SHARE TRANSACTIONS       (13,630)     1,694,217        188,588         302,338
                                                        ============   ===========      ==========    ============

(1) BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND COMMENCED OPERATIONS ON NOVEMBER 5, 1997.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL MONEY MARKET FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 1998 (UNAUDITED) AND THE PERIODS ENDED MAY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                            RATIO
                                         DISTRIBU-                                RATIO OF  OF NET  RATIO OF    RATIO OF
                          NET              TIONS     NET                  NET     EXPENSES INCOME   EXPENSES     NET INCOME
                         ASSET    NET     FROM NET  ASSET               ASSETS       TO      TO    TO AVERAGE   TO AVERAGE
                         VALUE   INVEST-   INVEST-  VALUE                 END      AVERAGE AVERAGE NET ASSETS   NET ASSETS
                       BEGINNING  MENT     MENT    END OF   TOTAL     OF PERIOD      NET     NET   (EXCLUDING  (EXCLUDING
                       OF PERIOD INCOME   INCOME    PERIOD   RETURN      (000)      ASSETS  ASSETS   WAIVERS)    WAIVERS)
---------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL
U.S. TREASURY MONEY MARKET FUND
  FOR THE PERIOD ENDED
    NOVEMBER 30, 1998   $1.00    0.03   (0.03)    $1.00     5.26%     $4,272,211     0.32%   5.04%    0.32%     5.04%
  FOR THE YEAR ENDED
    MAY 31, 1998        $1.00    0.05   (0.05)    $1.00     5.36%     $4,285,801     0.33%   5.24%    0.33%     5.24%
  FOR THE YEAR ENDED
    MAY 31, 1997        $1.00    0.05   (0.05)    $1.00     5.16%     $2,591,487     0.33%   5.05%    0.34%     5.04%
  FOR THE YEAR ENDED
    MAY 31, 1996        $1.00    0.05   (0.05)    $1.00     5.45%     $  644,733     0.32%   5.29%    0.39%     5.22%
  FOR THE YEAR ENDED
    MAY 31, 1995        $1.00    0.05   (0.05)    $1.00     5.05%     $  395,585     0.30%   5.12%    0.41%     5.01%
  FOR THE PERIOD ENDED
    MAY 31, 1994 (1)    $1.00    0.03   (0.03)    $1.00     2.99%*    $  181,568     0.22%   3.16%    0.55%     2.83%
---------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL
PRIME MONEY MARKET FUND
  FOR THE PERIOD ENDED
    NOVEMBER 30, 1998   $1.00    0.03   (0.03)    $1.00     5.44%     $490,921       0.30%   5.21%    0.35%     5.16%
  FOR THE PERIOD ENDED
    MAY 31, 1998 (2)    $1.00    0.03   (0.03)    $1.00     5.55%     $302,338       0.27%   5.36%    0.42%     5.21%
---------------------------------------------------------------------------------------------------------------------------

[DAGGER] ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED NOVEMBER 30, 1998 INCLUDING TOTAL RETURN HAVE BEEN ANNUALIZED.
* RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD
    HAVE BEEN ANNUALIZED.
(2) BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND COMMENCED OPERATIONS ON NOVEMBER 5, 1997. ALL RATIOS FOR THE PERIOD,
    INCLUDING TOTAL RETURN, HAVE BEEN ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOVEMBER 30, 1998
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------
1. ORGANIZATION

Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund are portfolios of Boston 1784 Funds (the "Trust"), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is offering shares in 17 separate portfolios (the "Funds") as of November 30, 1998:

MONEY MARKET FUNDS:
BOSTON 1784 TAX-FREE MONEY MARKET FUND
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL U.S. TREASURY
  MONEY MARKET FUND
BOSTON 1784 PRIME MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND

BOND FUNDS:
BOSTON 1784 SHORT-TERM INCOME FUND
BOSTON 1784 INCOME FUND
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM
  INCOME FUND

TAX-EXEMPT INCOME FUNDS:
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

STOCK FUNDS:
BOSTON 1784 ASSET ALLOCATION FUND
BOSTON 1784 GROWTH AND INCOME FUND
BOSTON 1784 GROWTH FUND
BOSTON 1784 INTERNATIONAL EQUITY FUND

The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

The financial statements of Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund are included herein. The financial statements of the other Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of management's estimates. Actual results could differ from these estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund (the "Institutional Funds").

SECURITY VALUATION --
Investment securities of the Institutional Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
-------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME --
Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE AGREEMENTS --
The Institutional Funds invest in tri-party repurchase agreements. Securities pledged as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Adviser are intended to ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counter-party defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization on the collateral by the Institutional Funds may be delayed or limited.

EXPENSES --
Expenses that are directly related to the Funds are charged directly to the Funds. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.


DISTRIBUTIONS TO SHAREHOLDERS --
Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for the Institutional Funds are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES --
The Trust's policy is to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. At November 30, 1998, the total cost of securities for federal income tax purposes was not materially different from amounts reported for financial reporting purposes.

ORGANIZATIONAL COSTS --
These costs have been deferred in the account of the Institutional Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. If any or all of the shares representing initial capital of the Institutional Funds are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

NOVEMBER 30, 1998
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)
-------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated June 1, 1993, investment advisory services are provided to the Trust by BankBoston, N.A. (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.20% of the average daily net assets for each of the Institutional Funds. Such fee is computed daily and paid monthly. BankBoston, N.A. has voluntarily agreed to waive a portion of its investment advisory fee in order to maintain competitive expense ratios.
     The Institutional Funds and BankBoston, N.A. were parties to a custodial agreement dated June 1, 1993 under which BankBoston, N.A. held cash, securities and other assets of the Institutional Funds as required by the Investment Company Act of 1940, as amended. For the period June 1, 1998 to September 30, 1998, BankBoston, N.A. served as the Funds' custodian and received an annual fee, to be paid monthly, of 0.01% for the first $100 million in average daily net assets, 0.0075% for the next $100 million and 0.005% of the average daily net assets over $200 million of each of the Institutional Funds. On September 30, 1998, the Custodial Agreement was amended and assigned to Investors Bank & Trust ("IBT"). Effective October 1, 1998, IBT is entitled to receive an annual fee, to be paid monthly, of 0.005% of the market value of each Institutional Fund's assets. In the capacity as custodian to the Institutional Funds, BankBoston, N.A. played and IBT plays no role in determining the investment policies of the Institutional Funds or which securities are to be purchased or sold by the Institutional Funds.

4. ADMINISTRATIVE AND DISTRIBUTION SERVICES

Pursuant to an administration agreement dated December 1, 1996, SEI Investments Mutual Funds Services (formerly SEI Fund Resources), a wholly-owned subsidiary of SEI Investments Company, acts as the Trust's Administrator, and is entitled to receive an annual fee of 0.085% of the Trust's first $5 billion of average daily net assets and 0.045% of the Trust's average daily net assets over $5 billion. Such fee is computed daily and paid monthly.
     SEI Investments Distribution Co. ("SEI Investments"), a wholly-owned subsidiary of SEI Investments Company, acts as the Institutional Funds' Distributor pursuant to a distribution agreement dated June 1, 1993, as amended and restated October 27, 1995. SEI Investments is paid no fees by the Institutional Funds.
     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.
     The Trust has paid legal fees to a law firm, of which the Secretary of the Trust is a member.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
-------------------------------------------------------------------------------

5. LINE OF CREDIT

The Institutional Funds have a bank line of credit. Borrowings under the line are charged interest at the current overnight Federal Funds rate plus a variable rate determined at the date of borrowing. There is a commitment fee of 0.10% per annum on the unused portion of the line of credit. There were no borrowings under the line of credit during the period ended November 30, 1998.

                                     NOTES
-------------------------------------------------------------------------------

                                  NOTES
-------------------------------------------------------------------------------

BOARD OF TRUSTEES
David H. Carter
Tarrant Cutler
Kenneth A. Froot
Sara L. Johnson
Kathryn Flacke Muncil
Robert A. Nesher
Alvin J. Silk

INVESTMENT ADVISER
BankBoston, N.A.
Boston, MA 02110

-------------------------------------------------------------------------------




ADMINISTRATOR
SEI Investments Mutual Funds Services
Oaks, PA 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, PA 19456


LEGAL COUNSEL
Bingham Dana LLP
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

CUSTODIAN
Investors Bank and Trust Company
Boston, MA 02116


[BOSTON 1784 FUNDS LOGO OMITTED]

BOSTON 1784 FUNDS
P.O. BOX 8524
BOSTON, MA 02266-8524
1-800-BKB-1784










This report and the financial statements contained herein are for the general information of the shareholders of Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a currently effective prospectus.

MF-0151